Restatement of comparatives	12 Months Ended
Jun. 30, 2023
Text block [abstract]
Restatement of comparatives
Note 4. Restatement of comparatives
During the year ended 30 June 2023, the calculation of the
EVT-801
intangible asset and the related contingent consideration was found to contain errors as discounting for the time value of money was not taken into account on initial recognition. The contractual payments in relation to the milestones gave rise to a financial liability at acquisition. The cost of the intangible asset should comprise the initial payment plus an amount reflecting the fair value of the other contingent payments determined using a probability–weighted estimation. These values should be discounted to reflect the time value of money at the time of acquisition in April 2021. Management have utilized an Incremental Borrowing Rate of
6% to discount the future cash flows. The Incremental Borrowing Rate reflects the assumed credit rating of the Company. The error resulted in a material overstatement of the
EVT-801
intangible asset and a corresponding overstatement of the liability at acquisition. The impact of this error is noted below with the restated balances disclosed in note 15 and 19.

	30 June 2021 Reported	Increase/ (decrease)	1 July 2021 Restated	30 June 2022 Reported	Increase/ (decrease)	30 June 2022 Restated
	A$’000	A$’000	A$’000	A$’000	A$’000	A$’000

Consolidated statement of financial position

Intangibles - licensing agreement	27,265	(1,044)	26,221	27,266	(1,045)	26,221
Less Accumulated amortisation	(5,263)	50	(5,213)	(7,216)	134	(7,082)
	22,002	(994)	21,008	20,050	(911)	19,139
Current contingent consideration	(3,164)	2,373	(791)	(759)	—	(759)
Non-Current contingent consideration	(8,926)	(1,377)	(10,303)	(8,756)	547	(8,209)
	(12,091)	997	(11,094)	(9,515)	547	(8,968)
Net Assets	37,851	2	37,853	18,638	(364)	18,274
Accumulated losses	(44,205)	2	(44,203)	(68,253)	(364)	(68,617)
Total equity	37,851	2	37,853	18,638	(364)	18,274

	30 June 2022	Increase/ (decrease)	30 June 2022 Restated	30 June 2021	Increase/ (decrease)	30 June 2021 Restated

Consolidated statement of profit and loss
Research and development expense (Amortisation)	(20,252)	83	(20,169)	(14,541)		(14,541)
General and administrative expense (foreign exchange impact)	(4,511)	(450)	(4,961)	(7,022)	2	(7,020)
Loss on revaluation of contingent consideration	(152)	—	(152)	(2,570)		(2,570)
Commercialisation expense	(127)	—	(127)
Loss before tax	(25,016)	(366)	(25,382)	(8,906)	2	(8,904)
Income tax benefit	368	—	368	484		484
Loss after tax	(24,648)	(366)	(25,014)	(8,422)	2	(8,420)
Impact on basic and diluted earnings per share increase/ (decrease) in earning per share
Basic loss for the year attributable to equity holders	(18.61)	(0.27)	(18.88)	(7.16)		(7.16)
Diluted loss for the year attributable to equity holders	(18.61)	(0.27)	(18.88)	(7.16)		(7.16)